Note 10 - Warrants - Warrants Outstanding and Exercisable (Details)	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares
Statement Line Items [Line Items]
Number of warrants (in shares)	16,185,386	16,185,386	2,964,542	4,018,993	7,315,711
Warrants with an expiration date of July 17, 2023 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	1,549,052	1,549,052
Exercise price (in dollars per share) | $ / shares	$ 1.75
Warrants with an expiration date of December 21, 2023 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	1,303,000	1,303,000
Exercise price (in dollars per share) | $ / shares	$ 1.20
Warrants with an expiration date of August 9, 2027 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	13,333,334	13,333,334
Exercise price (in dollars per share) | $ / shares		$ 1.85